Share-Based Payments	6 Months Ended
Jun. 30, 2023
Share-Based Payments [Abstract]
Share-Based Payments

Note 4 - Share-Based Payments

a.	In January and March 2023, the Company’s board of directors approved an acceleration of vesting of unvested options and restricted stock units (“RSUs”) in case of change of control, as well as in other special circumstances, to several employees and executives.

b.	In January 2023, the Company granted to employees and officers 1,557,000 RSUs. The RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years.

c.	In March 2023, the Group granted to employees and officers 595,000 RSUs. The RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years.

d.	In June 2023, the Group granted to employees, officers and directors 1,362,000 RSUs. The RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years.

RSUs- Directors, employees
Grant Month
Number of share options granted (ADSs)	3,514,000
Fair value at the grant date (thousands of USD)	9,041,915
Range of share price (USD)	$2.39–$2.71

Share-based payments expenses in the amount of $11,542 thousand were recognized as a salary expense in the six-month period ended June 30, 2023 ($19,337 thousand in the six-month period ended June 30, 2022).